Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Schedule of transactions effecting goodwill
Balance at December 31, 2012	$8,571

Effect of currency translation on Apex	(86)
Balance at September 30, 2013	$8,485

Balance as of January 1, 2011	$5,509
Adjustment to goodwill related to CMAC	29

Balance as of December 31, 2011	5,538
Acquisition of Apex in June	2,449
Adjustment to Apex goodwill	37
Tax adjustment to Apex goodwill	(9)
Acquisition of Illume in July	444
Impact of foreign currency translation	112

Balance as of December 31, 2012	$8,571

Schedule of intangible assets and accumulated amortization

	September 30, 2013			December 31, 2012
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net

Customer relationships	$3,319	$(1,498)	$1,821	$3,373	$(966)	$2,407
Contractor and resume databases	675	(371)	304	675	(270)	405
Tradename	878	(324)	554	893	(193)	700
Internal use software	2,892	(1,137)	1,755	2,978	(545)	2,433
Covenant not to compete	105	(67)	38	105	(27)	78

	$7,869	$(3,397)	$4,472	$8,024	$(2,001)	$6,023

	December 31,
	2012				2011
		Accumulated		WA		Accumulated		WA
	Gross	Amortization	Net	Life	Gross	Amortization	Net	Life

Customer relationships	$3,373	$(966)	$2,407	7.6	$1,670	$(279)	$1,391	8.0
Contractor and resume databases	675	(270)	405	3.0	675	(135)	540	4.0
Tradename	893	(193)	700	5.3	310	(64)	246	4.0
Internal use software	2,978	(545)	2,433	3.1	74	(37)	37	1.0
Covenant not to compete	105	(27)	78	1.5	-	-	-	-

	$8,024	$(2,001)	$6,023	5.1	$2,729	$(515)	$2,214	6.5

Schedule of expected emortization expense in the next five years

Year	Amount

2013	$1,934
2014	1,663
2015	1,420
2016	333
2017	255
Thereafter	418

Total	$6,023